THE COMPANY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Options to purchase common stock	1,650,705	1,197,252
Warrants	4,779,072
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,429,777	1,197,252